Acquisition - Pro Forma (Details) - TLA - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Business Acquisition [Line Items]
Transaction costs	$ 900
Net revenues - As Reported	42,680	$ 31,774
Net revenues - Pro Forma	51,529	41,641
Net loss	(4,997)	(2,409)
Net loss - Pro Forma	(3,660)	$ (1,638)
TLA
Business Acquisition [Line Items]
Transaction costs	$ 700